                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9819
                 ----------------------------------------------

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

  (Name and Address of Agent for Service)                  Copy to:

          Julie Tedesco, Secretary                    Timothy W. Diggins
    State Street Bank and Trust Company                  Ropes & Gray
               P.O. Box 5049                       One International Place
        Boston, Massachusetts 02206            Boston, Massachusetts 02110-2624


Registrant's telephone number, including area code:  (617) 662-3968

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2003

ITEM 1:  SHAREHOLDER REPORT

                       STATE STREET EQUITY 500 INDEX FUND

                              SEMI - ANNUAL REPORT

                                  JUNE 30, 2003

                                   (UNAUDITED)

STATE STREET EQUITY 500 INDEX FUND CLASS A

GROWTH OF A $10,000 INVESTMENT (A)

(LINE GRAPH)

                           INVESTMENT PERFORMANCE (A)
                     For the Six Months Ended June 30, 2003
--------------------------------------------------------------------------------

                                                           Total Return
                                                           Average Annualized
                         Total Return      Total Return    Since Commencement
                         Six Months Ended  One Year Ended  of Operations
                         June 30, 2003     June 30, 2003   (April 18, 2001)
--------------------------------------------------------------------------------
State Street Equity 500
     Index Fund Class A     11.60% (c)        -0.11%             -7.55%
S&P 500 Index               11.76% (c)         0.25%             -7.26%
--------------------------------------------------------------------------------

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that an investor's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Growth of $10,000 and performance for periods ended June 30, 2003 are unaudited.

(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

(c)   Not annualized.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

ASSETS
  Investment in State Street Equity 500 Index Portfolio, at value
    (identified cost $172,067,155) (Note 1)                         $158,065,073
                                                                    ------------

LIABILITIES
  Payable for fund shares repurchased                                     35,848
  Distribution fees payable                                               20,064
  Administration fees payable                                              6,575
                                                                    ------------
                                                                          62,487
                                                                    ------------
NET ASSETS                                                          $158,002,586
                                                                    ============

NET ASSETS CONSIST OF:
  Paid-in Capital                                                   $209,350,128
  Undistributed net investment income                                    702,543
  Accumulated net realized loss                                      (38,048,003)
  Net unrealized depreciation on investments                         (14,002,082)
                                                                    ------------
NET ASSETS                                                          $158,002,586
                                                                    ============

CLASS A SHARES:
NET ASSETS                                                          $153,590,552
  Shares of beneficial interest outstanding                           18,746,414
  Offering, net asset value, and redemption price per share         $       8.19
                                                                    ============

CLASS B SHARES:
NET ASSETS                                                          $  4,412,034
  Shares of beneficial interest outstanding                              538,617
  Offering, net asset value, and redemption price per share         $       8.19
                                                                    ============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF OPERATIONS
FOR SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

INCOME
  Dividend income allocated from Portfolio (Note 2)                $  1,219,710
  Interest income allocated from Portfolio (Note 2)                      29,583
  Security lending income allocated from Portfolio (Note 2)               3,226
  Expenses allocated from Portfolio (Note 3)                            (31,731)
                                                                   ------------
                                                                      1,220,788
                                                                   ------------

EXPENSES
  Distribution fees (Note 3)
    Class A                                                             103,845
    Class B                                                               3,085
  Administration fees (Note 3)                                           35,242
                                                                   ------------
                                                                        142,172
                                                                   ------------
NET INVESTMENT INCOME                                                 1,078,616
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) allocated from Portfolio on:
  Investments                                                        (5,989,538)
  Futures                                                               738,519
                                                                   ------------
                                                                     (5,251,019)
                                                                   ------------

Change in unrealized appreciation (depreciation)
 allocated from Portfolio on:
  Investments                                                        20,697,035
  Futures                                                              (162,350)
                                                                   ------------
                                                                     20,534,685
                                                                   ------------
Net realized and unrealized gain on investments                      15,283,666
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 16,362,282
                                                                   ============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                     For the Six
                                                                    Months Ended        For the
                                                                       06/30/03        Year Ended
                                                                     (Unaudited)        12/31/02
                                                                    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income                                             $   1,078,616    $   2,078,946
  Net realized loss on investments                                     (5,251,019)      (4,970,430)
  Change in unrealized appreciation (depreciation)                     20,534,685      (36,016,168)
                                                                    -------------    -------------
  Net increase (decrease) in net assets resulting from operations      16,362,282      (38,907,652)
                                                                    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                                              (379,099)      (2,069,646)
    Class B                                                                    --               --
                                                                    -------------    -------------
    Total Distributions                                                  (379,099)      (2,069,646)
                                                                    -------------    -------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
CLASS A
  Shares sold                                                          10,194,979       19,086,180
  Reinvestment of distributions                                           379,099        2,069,646
  Shares redeemed                                                      (8,945,842)     (15,337,575)
                                                                    -------------    -------------
    Net increase from capital share transactions                        1,628,236        5,818,251
                                                                    -------------    -------------
CLASS B*
  Shares sold                                                           4,188,876               --
  Reinvestment of distributions                                                --               --
  Shares redeemed                                                        (413,154)              --
                                                                    -------------    -------------
    Net increase from capital share transactions                        3,775,722               --
                                                                    -------------    -------------
  Net increase (decrease) in net assets                                21,387,141      (35,159,047)
NET ASSETS, BEGINNING OF PERIOD                                       136,615,445      171,774,492
                                                                    -------------    -------------
NET ASSETS, END OF PERIOD                                           $ 158,002,586    $ 136,615,445
                                                                    =============    =============
Undistributed net investment income                                 $     702,543    $       3,026
                                                                    =============    =============
CHANGES IN SHARES:
CLASS A
  Shares sold                                                           1,349,141       18,484,437
  Reinvestment of distributions                                            53,849          152,645
  Shares redeemed                                                      (1,217,483)        (783,687)
                                                                    -------------    -------------
  Net increase in shares                                                  185,507       17,853,395
                                                                    =============    =============
CLASS B*
  Shares sold                                                             593,408               --
  Reinvestment of distributions                                                --               --
  Shares redeemed                                                         (54,791)              --
                                                                    -------------    -------------
  Net increase in shares                                                  538,617               --
                                                                    =============    =============
* Class B commenced operations on March 10, 2003

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD

                                                           Six Months
                                                           Ended                 Year            Period
                                                           06/30/03              Ended            Ended
                                                           (Unaudited)          12/31/02       12/31/01(a)
                                                           -----------        ------------     -----------
PER SHARE OPERATING PERFORMANCE (b):
NET ASSET VALUE, BEGINNING OF PERIOD                       $      7.36        $       9.62     $     10.00
                                                           -----------        ------------     -----------

INVESTMENT OPERATIONS:
  Net investment income                                           0.06                0.11            0.08
  Net realized and unrealized gain (loss) on investments          0.79               (2.26)          (0.38)
                                                           -----------        ------------     -----------
    Total from investment operations                              0.85               (2.15)          (0.30)
                                                           -----------        ------------     -----------

LESS DISTRIBUTIONS FROM:
Net investment income                                            (0.02)              (0.11)          (0.08)
                                                           -----------        ------------     -----------
    Total distributions                                          (0.02)              (0.11)          (0.08)
                                                           -----------        ------------     -----------
  Net increase (decrease) in net assets                           0.83               (2.26)          (0.38)
                                                           -----------        ------------     -----------
NET ASSET VALUE, END OF PERIOD                             $      8.19        $       7.36     $      9.62
                                                           ===========        ============     ===========
TOTAL RETURN (c) (d)                                             11.60%             (22.31)%         (2.97)%
                                                           ===========        ============     ===========
RATIOS AND SUPPLEMENTARY DATA:
Net Assets, End of Period (000s)                           $   153,591        $    136,615     $   171,774
Ratios to average net assets :
    Operating expenses                                           0.245%(e)           0.245%          0.245%(e)
    Net investment income                                         1.53%(e)            1.37%           1.18%(e)
  Portfolio turnover rate                                            9%                 13%             14%

----------
(a)   The Class A commenced operations on April 18, 2001.

(b) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.

(c)   Total returns are not annualized for periods less than one year.

(d) Results represent past performance and are not indicative of future results.

(e)   Annualized.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A CLASS B SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD

                                                                    Period
                                                                    Ended
                                                                   06/30/03
                                                                (Unaudited)(a)
                                                                --------------
PER SHARE OPERATING PERFORMANCE (B):
NET ASSET VALUE, BEGINNING OF PERIOD                              $     6.94
                                                                  ----------
INVESTMENT OPERATIONS:
  Net investment income                                                 0.03
  Net realized and unrealized gain on investments                       1.22
                                                                  ----------
    Total from investment operations                                    1.25
                                                                  ----------

LESS DISTRIBUTIONS FROM:
  Net investment income                                                   --
                                                                  ----------
    Total distributions                                                   --
                                                                  ----------
  Net increase in net assets                                            1.25
                                                                  ----------

NET ASSET VALUE, END OF PERIOD                                    $     8.19
                                                                  ==========

TOTAL RETURN (C) (D)                                                   18.01%
                                                                  ==========
RATIOS AND SUPPLEMENTARY DATA:
  Net Assets, End of Period (000s)                                $    4,412
  Ratios to average net assets :
    Operating expenses                                                 0.345%(e)
    Net investment income                                               1.36%(e)
  Portfolio turnover rate                                                  9%

----------
(a)   The Class B commenced operations on March 10, 2003.

(b) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.

(c)   Total return is not annualized for periods less than one year.

(d) Results represent past performance and are not indicative of future results.

(e)   Annualized.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)

1. ORGANIZATION

The State Street Institutional Investment Trust (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following diversified series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street MSCI(R) EAFE(R) Index Fund, the State Street Aggregate Bond Index Fund, the State Street Money Market Fund and the State Street U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Equity 500 Index Fund (the "Fund"). Pursuant to the Trust's Declaration of Trust, the Trustees are authorized to issue an unlimited number of shares, with no par value, of the Fund.

The Fund commenced operations on April 18, 2001. As of June 30, 2003, the Fund was the only series of the Trust that had commenced operations. The Fund offers both Class A and Class B shares. Class A commenced operations on April 18, 2001 and Class B commenced operations on March 10, 2003.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"). The investment objective and policies of the Portfolio are the same as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (6.980% at June 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by that class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends, if any, are declared and paid, at least, annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

FEDERAL INCOME TAXES - The Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These book tax differences are primarily due to wash sales loss deferrals.

At December 31, 2002, the Fund generated a capital loss carry forward in the amount of $25,941,969, of which $18,165,550 and $7,776,419 may be utilized to offset any net realized capital gains until expiration dates of December 31, 2009 and December 31, 2010, respectively. The Fund elected to defer current year post-October losses as though the losses were incurred on the first day of the next calendar year, the amount deferred was $382,904.

At December 31, 2002, the cost of investments on a tax basis was equal to cost on a book basis.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

3. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio pays a unitary fee of 0.045% of its average daily net assets to State Street Bank & Trust Company ("State Street") for SSgA Funds Management, Inc.'s (SSgA), a subsidiary of State Street Corporation and an affiliate of State Street, services as the investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses). For the period ended June 30, 2003, the Fund's pro-rata share of these expenses amounted to $31,731. State Street is also the administrator for the Fund, the custodian for the Fund's assets, and serves as the transfer agent to the Fund. As compensation for its services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Fund, including ordinary legal and audit expenses), State Street receives a fee at an annual rate of 0.05% of average daily net assets of the Fund. Under this arrangement, the Fund's expenses for the period ended June 30, 2003, amounted to $35,242.

ALPS Distributors, Inc. serves as Distributor (the "Distributor") pursuant to a Distribution Agreement with the Trust.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act, (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund may compensate financial intermediaries in connection with the distribution of Class A and Class B shares and for services provided to the Fund's shareholders. The Rule 12b-1 Plan calls for payments at an annual rate of up to 0.25% of daily average net assets for Class B shares of the Fund, and an annual rate of up to 0.15% of daily average net assets for Class A shares of the Fund. For the period ended June 30, 2003, the Fund made payments to financial intermediaries pursuant to the Rule 12b-1 plan in the amount of $106,930.

                    STATE STREET EQUITY 500 INDEX PORTFOLIO

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2003

                                   (UNAUDITED)

STATE STREET EQUITY 500 INDEX PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (A)

(LINE GRAPH)

                           INVESTMENT PERFORMANCE (A)
                       For the Period Ended June 30, 2003
--------------------------------------------------------------------------------

                                                           Total Return
                                                           Average Annualized
                         Total Return      Total Return    Since Commencement
                         Six Months Ended  One Year Ended  of Operations
                         June 30, 2003     June 30, 2003   (March 1, 2000)
--------------------------------------------------------------------------------
State Street Equity 500
        Index Portfolio     11.75% (c)         0.17%              -8.64%
S&P 500 Index (b)           11.76% (c)         0.25%              -8.59%
--------------------------------------------------------------------------------

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Growth of $10,000 and performance for periods ended June 30, 2003 are unaudited.

(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

(c)   Not annualized.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                        Market
                                                                        Value
                                                          Shares         (000)
                                                        ---------      ---------
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 10.6%
American Greetings Corp. Class A                           14,414      $     283
AOL Time Warner, Inc.                                   1,085,147         17,460
AutoNation, Inc. (a)                                       68,200          1,072
AutoZone, Inc. (a)                                         21,587          1,640
Bed Bath & Beyond, Inc. (a)                                71,714          2,783
Best Buy Co. (a)                                           77,721          3,414
Big Lots, Inc. (a)                                         25,438            383
Black & Decker Corp.                                       18,233            792
Brunswick Corp.                                            21,529            539
Carnival Corp.                                            151,419          4,923
Centex Corp.                                               15,788          1,228
Circuit City Stores-Circuit City Group                     46,839            412
Clear Channel Communications, Inc. (a)                    148,165          6,281
Comcast Corp. (a)                                         542,667         16,378
Cooper Tire & Rubber Co.                                   16,437            289
Dana Corp.                                                 33,349            386
Darden Restaurants, Inc.                                   40,010            759
Delphi Corp.                                              130,467          1,126
Dillard's, Inc. Class A                                    19,253            259
Dollar General Corp.                                       81,615          1,490
Dow Jones & Co., Inc.                                      19,426            836
Eastman Kodak Co.                                          67,837          1,855
eBay, Inc. (a)                                             76,580          7,978
Family Dollar Stores, Inc.                                 42,568          1,624
Federated Department Stores, Inc.                          44,676          1,646
Ford Motor Co.                                            439,955          4,835
Fortune Brands, Inc.                                       35,466          1,851
Gannett Co., Inc.                                          64,838          4,980
Gap, Inc.                                                 214,030          4,015
General Motors Corp.                                      134,273          4,834
Genuine Parts Co.                                          43,093          1,379
Goodyear Tire & Rubber Co.                                 37,442            197
Harley-Davidson, Inc.                                      73,338          2,923
Harrah's Entertainment, Inc. (a)                           27,933          1,124
Hasbro, Inc.                                               41,787            731
Hilton Hotels Corp.                                        87,443          1,118
Home Depot, Inc.                                          554,357         18,360
International Game Technology (a)                          20,588      $   2,107
Interpublic Group Cos., Inc.                               96,577          1,292
JC Penney & Co., Inc.                                      63,088          1,063
Johnson Controls, Inc.                                     20,998          1,797
Jones Apparel Group, Inc. (a)                              29,279            857
KB HOME                                                    11,631            721
Knight-Ridder, Inc.                                        20,191          1,392
Kohl's Corp. (a)                                           81,410          4,183
Leggett & Platt, Inc.                                      46,154            946
Limited Brands                                            124,578          1,931
Liz Claiborne, Inc.                                        26,641            939
Lowe's Cos., Inc.                                         188,923          8,114
Marriot International, Inc. Class A                        57,339          2,203
Mattel, Inc.                                              106,745          2,020
May Department Stores Co.                                  69,167          1,540
Maytag Corp.                                               17,129            418
McDonald's Corp.                                          307,053          6,774
McGraw-Hill, Inc.                                          46,413          2,878
Meredith Corp.                                             11,147            490
New York Times Co. Class A                                 36,145          1,645
Newell Rubbermaid, Inc.                                    64,821          1,815
NIKE, Inc. Class B                                         64,013          3,424
Nordstrom, Inc.                                            30,138            588
Office Depot, Inc. (a)                                     74,470          1,081
Omnicom Group, Inc.                                        45,017          3,228
Pulte Homes, Inc.                                          14,718            908
Radioshack Corp.                                           39,053          1,027
Reebok International, Ltd. (a)                             13,071            440
Sears Roebuck & Co.                                        75,354          2,535
Sherwin-Williams Co.                                       35,070            943
Snap-On, Inc.                                              12,948            376
Stanley Works                                              20,532            567
Staples, Inc. (a)                                         117,450          2,155
Starbucks Corp. (a)                                        94,626          2,320
Starwood Hotels & Resorts Worldwide, Inc. Class B          49,012          1,401
Target Corp.                                              219,857          8,319
Tiffany & Co.                                              36,268          1,185
TJX Cos., Inc.                                            125,013          2,355
Toys "R" Us, Inc. (a)                                      51,369            623
Tribune Co.                                                73,755          3,562

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

                                                                        Market
                                                                        Value
                                                          Shares         (000)
                                                        ---------      ---------
CONSUMER DISCRETIONARY - (CONTINUED)
Tupperware Corp.                                           13,036      $     187
Univision Communications, Inc. Class A (a)                 54,918          1,670
V.F. Corp.                                                 25,188            858
Viacom, Inc. Class B (a)                                  424,789         18,546
Visteon Corp.                                              29,453            202
Walt Disney Co.                                           493,673          9,750
Wendy's International, Inc.                                26,767            775
Whirlpool Corp.                                            17,066          1,087
Yum! Brands, Inc. (a)                                      72,522          2,144
                                                                       ---------
                                                                         239,564
                                                                       =========
CONSUMER STAPLES - 11.2%
Adolph Coors Co. Class B                                    8,444            414
Alberto Culver Co. Class B                                 13,639            697
Albertson's, Inc.                                          92,013          1,767
Altria Group, Inc.                                        488,564         22,200
Anheuser-Busch Cos., Inc.                                 201,367         10,280
Archer-Daniels-Midland Co.                                156,867          2,019
Avon Products, Inc.                                        56,374          3,506
Brown-Forman Corp. Class B                                 14,141          1,112
Campbell Soup Co.                                          98,283          2,408
Clorox Co.                                                 53,710          2,291
Coca-Cola Co.                                             594,335         27,583
Coca-Cola Enterprises, Inc.                               109,100          1,980
Colgate-Palmolive Co.                                     130,235          7,547
ConAgra Foods, Inc.                                       130,846          3,088
Costco Wholesale Corp. (a)                                110,151          4,032
CVS Corp.                                                  94,092          2,637
General Mills, Inc.                                        89,164          4,227
Gillette Co.                                              246,444          7,852
H.J. Heinz Co.                                             84,220          2,778
Hershey Foods Corp.                                        32,904          2,292
Kellogg Co.                                                98,829          3,397
Kimberly-Clark Corp.                                      123,164          6,422
Kroger Co. (a)                                            186,122          3,105
McCormick & Co., Inc.                                      32,700            889
Pepsi Bottling Group, Inc.                                 69,153          1,384
PepsiCo, Inc.                                             416,610         18,539
Procter & Gamble Co.                                      312,411         27,861
R.J. Reynolds Tobacco Holdings, Inc.                       20,840            775
Safeway, Inc. (a)                                         105,693          2,162
Sara Lee Corp.                                            189,317      $   3,561
SuperValu, Inc.                                            32,260            688
SYSCO Corp.                                               156,681          4,707
UST Corp.                                                  41,647          1,459
Wal-Mart Stores, Inc.                                   1,056,628         56,709
Walgreen Co.                                              248,010          7,465
Winn-Dixie Stores, Inc.                                    31,710            390
Wrigley Wm., Jr. Co.                                       54,616          3,071
                                                                       ---------
                                                                         253,294
                                                                       =========
ENERGY - 5.5%
Amerada Hess Corp.                                         22,302          1,097
Anadarko Petroleum Corp.                                   60,554          2,693
Apache Corp.                                               38,265          2,489
Ashland, Inc.                                              15,580            478
Baker Hughes, Inc.                                         80,080          2,688
BJ Services Co. (a)                                        38,855          1,452
Burlington Resources, Inc.                                 48,928          2,645
ChevronTexaco Corp.                                       257,647         18,602
Conocophillips                                            163,641          8,967
Devon Energy Corp.                                         55,861          2,983
EOG Resources, Inc.                                        27,384          1,146
ExxonMobil Corp.                                        1,611,702         57,876
Halliburton Co.                                           104,586          2,405
Kerr-McGee Corp.                                           23,736          1,063
Marathon Oil Corp.                                         76,734          2,022
Nabors Industries, Ltd. (a)                                35,515          1,405
Noble Corp. (a)                                            31,623          1,085
Occidental Petroleum Corp.                                 92,123          3,091
Rowan Cos., Inc.                                           21,239            476
Schlumberger, Ltd.                                        140,507          6,684
Sunoco, Inc.                                               19,228            726
Transocean, Inc.                                           75,995          1,670
Unocal Corp.                                               63,488          1,821
                                                                       ---------
                                                                         125,564
                                                                       =========
FINANCIALS - 19.6%
ACE, Ltd.                                                  62,955          2,159
AFLAC, Inc.                                               124,716          3,835
Allstate Corp.                                            169,807          6,054
Ambac Financial Group, Inc.                                25,047          1,659
American Express Co.                                      312,973         13,085
American International Group, Inc.                        628,583         34,685
AmSouth Bancorp                                            86,919          1,898

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

                                                                        Market
                                                                        Value
                                                          Shares         (000)
                                                        ---------      ---------
FINANCIALS - (CONTINUED)
AON Corp.                                                  76,223      $   1,835
Apartment Investment & Management Co. Class A              21,900            758
Bank of America Corp.                                     362,178         28,623
Bank of New York Co., Inc.                                186,079          5,350
Bank One Corp.                                            275,662         10,249
BB&T Corp.                                                113,818          3,904
Bear Stearns Cos., Inc.                                    23,799          1,724
Capital One Financial Corp.                                54,615          2,686
Charles Schwab Corp.                                      327,493          3,304
Charter One Financial, Inc.                                55,117          1,719
Chubb Corp.                                                44,639          2,678
Cincinnati Financial Corp.                                 39,667          1,471
Citigroup, Inc.                                         1,242,171         53,165
Comerica, Inc.                                             42,832          1,992
Countrywide Credit Industries, Inc.                        30,972          2,155
Equity Office Properties Trust                            100,441          2,713
Equity Residential                                         65,907          1,710
Fannie Mae                                                236,429         15,945
Federal Home Loan Mortgage Corp.                          165,846          8,420
Federated Investors, Inc. Class B                          24,900            683
Fifth Third Bancorp                                       138,300          7,930
First Tennessee National Corp.                             31,017          1,362
FleetBoston Financial Corp.                               254,085          7,549
Franklin Resources, Inc.                                   62,944          2,459
Golden West Financial Corp.                                37,411          2,993
Goldman Sachs Group, Inc.                                 114,100          9,556
Hartford Financial Services Group, Inc.                    66,988          3,374
Huntington Bancshares, Inc.                                56,454          1,102
J.P. Morgan Chase & Co.                                   490,114         16,752
Janus Capital Group, Inc.                                  57,319            940
Jefferson-Pilot Corp.                                      34,460          1,429
John Hancock Financial Services, Inc.                      68,478          2,104
KeyCorp                                                   101,009          2,553
Lehman Brothers Holdings, Inc.                             58,618      $   3,897
Lincoln National Corp.                                     42,431          1,512
Loews Corp.                                                44,414          2,100
Marsh & McLennan Cos., Inc.                               128,536          6,564
Marshall & Ilsley Corp.                                    54,692          1,673
MBIA, Inc.                                                 34,758          1,695
MBNA Corp.                                                305,902          6,375
Mellon Financial Corp.                                    105,123          2,917
Merrill Lynch & Co., Inc.                                 224,127         10,462
MetLife, Inc.                                             183,407          5,194
MGIC Investment Corp.                                      24,062          1,122
Moody's Corp.                                              35,965          1,896
Morgan Stanley                                            261,643         11,185
National City Corp.                                       146,591          4,795
North Fork Bancorp, Inc.                                   37,990          1,294
Northern Trust Corp.                                       54,140          2,263
Plum Creek Timber Co., Inc.                                46,180          1,198
PNC Financial Services Group, Inc.                         68,847          3,360
Principal Financial Group, Inc.                            78,950          2,546
Progressive Corp.                                          52,747          3,856
Providian Financial Corp. (a)                              69,973            648
Prudential Financial, Inc.                                135,700          4,566
Regions Financial Corp.                                    52,489          1,773
SAFECO Corp.                                               33,364          1,177
Simon Property Group, Inc.                                 44,563          1,739
SLM Corp.                                                 111,342          4,361
SouthTrust Corp.                                           82,779          2,252
St. Paul Cos., Inc.                                        55,428          2,024
State Street Corp. (Note 4)                                80,925          3,188
SunTrust Banks, Inc.                                       68,272          4,051
Synovus Financial Corp.                                    71,104          1,529
T. Rowe Price Group, Inc.                                  31,490          1,189
Torchmark Corp.                                            27,576          1,027
Travelers Property Casualty Corp. Class B                 243,056          3,833
U.S. Bancorp                                              463,261         11,350
Union Planters Corp.                                       47,944          1,488
UnumProvident Corp.                                        70,435            945
Wachovia Corp.                                            324,626         12,972
Washington Mutual, Inc.                                   224,513          9,272

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

                                                                        Market
                                                                        Value
                                                          Shares         (000)
                                                        ---------      ---------
FINANCIALS - (CONTINUED)
Wells Fargo Co.                                           404,211      $  20,372
XL Capital, Ltd. Class A                                   32,532          2,700
Zions Bancorp                                              23,319          1,180
                                                                       ---------
                                                                         444,102
HEALTH CARE - 14.2%                                                    =========

Abbott Laboratories                                       377,267         16,509
Aetna, Inc.                                                36,632          2,205
Allergan, Inc.                                             31,691          2,443
AmerisourceBergen Corp.                                    27,016          1,874
Amgen, Inc. (a)                                           303,875         20,354
Anthem, Inc. (a)                                           33,900          2,615
Applera Corp. - Applied Biosystems Group                   52,567          1,000
Bausch & Lomb, Inc.                                        11,925            447
Baxter International, Inc.                                144,526          3,758
Becton, Dickinson & Co.                                    62,029          2,410
Biogen, Inc. (a)                                           35,094          1,334
Biomet, Inc.                                               61,841          1,772
Boston Scientific Corp. (a)                                98,948          6,046
Bristol-Myers Squibb Co.                                  467,717         12,699
C.R. Bard, Inc.                                            12,397            884
Cardinal Health, Inc.                                     108,266          6,962
Chiron Corp. (a)                                           45,744          2,000
CIGNA Corp.                                                33,989          1,595
Eli Lilly & Co.                                           271,097         18,698
Forest Laboratories, Inc. (a)                              87,706          4,802
Genzyme Corp. (a)                                          52,305          2,186
Guidant Corp.                                              73,464          3,261
HCA, Inc.                                                 123,759          3,965
Health Management Associates, Inc. Class A                 55,698          1,028
Humana, Inc. (a)                                           38,225            577
IMS Health, Inc.                                           59,681          1,074
Johnson & Johnson                                         715,746         37,004
King Pharmaceuticals, Inc. (a)                             56,832            839
Manor Care, Inc. (a)                                       23,151            579
McKesson Corp.                                             69,231          2,474
MedImmune, Inc. (a)                                        59,965          2,181
Medtronic, Inc.                                           294,402         14,122
Merck & Co., Inc.                                         541,203         32,770
Millipore Corp.                                            11,728            520
Pfizer, Inc.                                            1,905,074         65,058
Quest Diagnostics, Inc. (a)                                25,200      $   1,608
Quintiles Transnational Corp. (a)                          26,218            372
Schering-Plough Corp.                                     354,424          6,592
St. Jude Medical, Inc. (a)                                 43,197          2,484
Stryker Corp.                                              48,004          3,330
Tenet Healthcare Corp. (a)                                111,809          1,303
UnitedHealth Group, Inc.                                  142,984          7,185
Watson Pharmaceuticals, Inc. (a)                           27,003          1,090
WellPoint Health Networks, Inc. (a)                        36,089          3,042
Wyeth                                                     319,931         14,573
Zimmer Holdings, Inc. (a)                                  47,920          2,159
                                                                       ---------
                                                                         321,783
                                                                       =========
INDUSTRIALS - 10.0%
3M Co.                                                     94,342         12,168
Allied Waste Industries, Inc. (a)                          55,167            554
American Power Conversion Corp. (a)                        47,767            745
American Standard Cos., Inc. (a)                           17,907          1,324
Apollo Group, Inc. (a)                                     41,775          2,580
Avery Dennison Corp.                                       26,670          1,339
Boeing Co.                                                202,845          6,962
Burlington Northern Santa Fe Corp.                         91,250          2,595
Caterpillar, Inc.                                          83,085          4,625
Cendant Corp. (a)                                         247,222          4,529
Cintas Corp.                                               41,582          1,474
Cooper Industries, Ltd.                                    23,421            967
Crane Co.                                                  13,402            303
CSX Corp.                                                  51,524          1,550
Cummins, Inc.                                               9,173            329
Danaher Corp.                                              37,013          2,519
Deere & Co.                                                58,441          2,671
Delta Air Lines, Inc.                                      27,793            408
Deluxe Corp.                                               15,220            682
Dover Corp.                                                47,813          1,433
Eaton Corp.                                                17,439          1,371
Emerson Electric Co.                                      100,835          5,153
Equifax, Inc.                                              32,469            844

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

                                                                        Market
                                                                        Value
                                                          Shares         (000)
                                                        ---------      ---------
INDUSTRIALS - (CONTINUED)
FedEx Corp.                                                71,546      $   4,438
Fluor Corp.                                                20,406            687
General Dynamics Corp.                                     48,706          3,531
General Electric Co.                                    2,411,623         69,165
Goodrich Co.                                               26,755            562
H&R Block, Inc.                                            42,910          1,856
Honeywell International, Inc.                             207,042          5,559
Illinois Tool Works, Inc.                                  73,664          4,851
Ingersoll-Rand Co. Class A                                 39,950          1,890
ITT Industries, Inc.                                       22,102          1,447
Lockheed Martin Corp.                                     109,171          5,193
Masco Corp.                                               114,974          2,742
McDermott International, Inc. (a)                          13,841             88
Monster Worldwide, Inc. (a)                                26,292            519
Navistar International Corp. (a)                           17,880            583
Norfolk Southern Corp.                                     94,361          1,812
Northrop Grumman Corp.                                     44,039          3,800
PACCAR, Inc.                                               28,247          1,904
Pall Corp.                                                 31,474            708
Parker-Hannifin Corp.                                      29,223          1,227
Pitney Bowes, Inc.                                         56,639          2,176
Power-One, Inc. (a)                                        17,400            124
R.R. Donnelley & Sons Co.                                  26,460            692
Raytheon Co.                                               98,914          3,248
Robert Half International, Inc. (a)                        39,414            747
Rockwell Automation, Inc.                                  43,920          1,047
Rockwell Collins, Inc.                                     41,219          1,015
Ryder Systems, Inc.                                        15,680            402
Southwest Airlines Co.                                    185,540          3,191
Textron, Inc.                                              31,875          1,244
Thomas & Betts Corp. (a)                                   13,042            188
Tyco International, Ltd.                                  482,748          9,163
Union Pacific Corp.                                        61,440          3,565
United Parcel Service, Inc. Class B                       271,200         17,275
United Technologies Corp.                                 112,557          7,972
W.W. Grainger, Inc.                                        21,309            996
Waste Management, Inc.                                    144,179          3,473
                                                                       ---------
                                                                         226,205
                                                                       =========

INFORMATION TECHNOLOGY - 15.5%
ADC Telecommunications, Inc. (a)                          175,727      $     409
Adobe Systems, Inc.                                        56,671          1,817
Advanced Micro Devices, Inc. (a)                           77,484            497
Agilent Technologies, Inc. (a)                            113,727          2,223
Altera Corp. (a)                                           94,278          1,546
Analog Devices, Inc. (a)                                   88,161          3,070
Andrew Corp. (a)                                           22,127            204
Apple Computer, Inc. (a)                                   86,246          1,649
Applied Materials, Inc. (a)                               399,961          6,343
Applied Micro Circuits Corp. (a)                           67,542            409
Autodesk, Inc.                                             24,415            395
Automatic Data Processing, Inc.                           143,638          4,864
Avaya, Inc. (a)                                            89,315            577
BMC Software, Inc. (a)                                     54,836            895
Broadcom Corp. (a)                                         67,546          1,683
CIENA Corp. (a)                                           113,688            590
Cisco Systems, Inc. (a)                                 1,693,559         28,096
Citrix Systems, Inc. (a)                                   41,653            848
Computer Associates International, Inc.                   139,444          3,107
Computer Sciences Corp. (a)                                44,982          1,715
Compuware Corp. (a)                                        85,557            494
Comverse Technology, Inc. (a)                              45,438            683
Concord EFS, Inc. (a)                                     121,140          1,783
Convergys Corp. (a)                                        39,505            632
Corning, Inc. (a)                                         305,485          2,258
Dell Computer Corp. (a)                                   622,091         19,882
Electronic Arts, Inc. (a)                                  34,650          2,564
Electronic Data Systems
Corp.                                                     116,186          2,492
EMC Corp. (a)                                             527,041          5,518
First Data Corp.                                          182,002          7,542
Fiserv, Inc. (a)                                           45,547          1,622
Gateway, Inc. (a)                                          72,665            265
Hewlett-Packard Co.                                       736,519         15,688
Intel Corp.                                             1,576,603         32,768

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

                                                                        Market
                                                                        Value
                                                          Shares         (000)
                                                        ---------      ---------
INFORMATION TECHNOLOGY - (CONTINUED)
International Business Machines Corp.                     416,918      $  34,396
Intuit, Inc. (a)                                           49,851          2,220
Jabil Circuit, Inc. (a)                                    49,813          1,101
JDS Uniphase Corp. (a)                                    345,119          1,211
KLA Tencor Corp. (a)                                       45,464          2,114
Lexmark International Group, Inc. Class A (a)              30,802          2,180
Linear Technology Corp.                                    74,975          2,415
LSI Logic Corp. (a)                                        84,235            596
Lucent Technologies, Inc.                                 991,072          2,012
Maxim Integrated Products, Inc.                            78,356          2,679
Mercury Interactive Corp. (a)                              21,548            832
Micron Technology, Inc. (a)                               145,732          1,695
Microsoft Corp.                                         2,590,604         66,345
Molex, Inc.                                                46,210          1,247
Motorola, Inc.                                            558,798          5,269
National Semiconductor Corp. (a)                           45,609            899
NCR Corp. (a)                                              21,792            558
Network Appliance, Inc. (a)                                82,567          1,338
Novell, Inc. (a)                                           81,042            250
Novellus Systems, Inc. (a)                                 36,169          1,325
NVIDIA Corp. (a)                                           36,951            850
Oracle Corp. (a)                                        1,271,438         15,283
Parametric Technology Corp. (a)                            59,341            181
Paychex, Inc.                                              90,127          2,642
PeopleSoft, Inc. (a)                                       74,923          1,318
PerkinElmer, Inc.                                          29,357            405
PMC-Sierra, Inc. (a)                                       37,024            434
QLogic Corp. (a)                                           22,845          1,104
QUALCOMM, Inc.                                            190,439          6,808
Sabre Holdings Corp. Class A                               33,324            821
Sanmina-SCI Corp. (a)                                     118,958            751
Scientific-Atlanta, Inc.                                   36,768            877
Siebel Systems, Inc. (a)                                  117,158          1,118
Solectron Corp. (a)                                       200,214            749
Sun Microsystems, Inc. (a)                                774,388          3,562
SunGard Data Systems, Inc. (a)                             67,750      $   1,755
Symantec Corp. (a)                                         36,300          1,592
Symbol Technologies, Inc.                                  55,585            723
Tektronix, Inc. (a)                                        21,029            454
Tellabs, Inc. (a)                                          99,475            654
Teradyne, Inc. (a)                                         44,592            772
Texas Instruments, Inc.                                   418,703          7,369
Thermo Electron Corp. (a)                                  39,029            820
Unisys Corp. (a)                                           76,279            937
VERITAS Software Corp. (a)                                 99,983          2,866
Waters Corp. (a)                                           29,757            867
Xerox Corp. (a)                                           188,542          1,997
Xilinx, Inc. (a)                                           82,704          2,093
Yahoo!, Inc. (a)                                          145,593          4,770
                                                                       ---------
                                                                         350,382
                                                                       =========
MATERIALS - 2.5%
Air Products & Chemicals, Inc.                             54,389          2,263
Alcoa, Inc.                                               202,446          5,162
Allegheny Technologies, Inc.                               17,729            117
Ball Corp.                                                 13,385            609
Bemis Co., Inc.                                            11,864            555
Boise Cascade Corp.                                        12,419            297
Dow Chemical Co.                                          220,899          6,839
E.I. Du Pont de Nemours & Co.                             240,439         10,012
Eastman Chemical Co.                                       17,362            550
Ecolab, Inc.                                               63,726          1,631
Engelhard Corp.                                            29,430            729
Freeport-McMoRan Copper & Gold, Inc. Class B               35,114            860
Georgia-Pacific Group                                      58,140          1,102
Great Lakes Chemical Corp.                                 10,803            220
Hercules, Inc. (a)                                         24,298            241
International Flavors & Fragrances, Inc.                   21,504            687
International Paper Co.                                   115,656          4,132
Louisiana Pacific Corp. (a)                                23,459            253
MeadWestvaco Corp.                                         49,588          1,225
Monsanto Co.                                               60,946          1,319
Newmont Mining Corp.                                       97,942          3,179

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

                                                                        Market
                                                                        Value
                                                          Shares         (000)
                                                        ---------     ----------
MATERIALS - (CONTINUED)
Nucor Corp.                                                20,202     $      987
Pactiv Corp. (a)                                           35,864            707
Phelps Dodge Corp. (a)                                     20,605            790
PPG Industries, Inc.                                       41,090          2,085
Praxair, Inc.                                              38,410          2,308
Rohm & Haas Co.                                            53,796          1,669
Sealed Air Corp. (a)                                       21,136          1,007
Sigma Aldrich Corp.                                        17,193            932
Temple-Inland, Inc.                                        14,314            614
United States Steel Corp.                                  22,902            375
Vulcan Materials Co.                                       26,296            975
Weyerhaeuser Co.                                           52,424          2,831
Worthington Industries, Inc.                               19,229            258
                                                                      ----------
                                                                          57,520
                                                                      ==========
TELECOMMUNICATION SERVICES - 3.7%
ALLTEL Corp.                                               75,298          3,631
AT&T Corp.                                                187,747          3,614
AT&T Wireless Services, Inc. (a)                          653,638          5,366
BellSouth Corp.                                           445,828         11,873
CenturyTel, Inc.                                           33,608          1,171
Citizens Communications Co. (a)                            68,377            881
Nextel Communications, Inc. Class A (a)                   248,236          4,488
Qwest Communications International, Inc. (a)              402,622          1,925
SBC Communications, Inc.                                  800,704         20,458
Sprint Corp. (Fon Group)                                  218,284          3,143
Sprint Corp. (PCS Group) (a)                              246,178          1,416
Verizon Communications, Inc.                              663,598        26,179
                                                                      ----------
                                                                          84,145
                                                                      ==========
UTILITIES - 2.9%
AES Corp. (a)                                             147,814            939
Allegheny Energy, Inc.                                     28,099            237
Ameren Corp.                                               38,242          1,686
American Electric Power Co., Inc.                          95,354          2,844
Calpine Corp. (a)                                          91,952            607
CenterPoint Energy, Inc.                                   68,593            559
Cinergy Corp.                                              42,458          1,562
CMS Energy Corp.                                           29,705            241
Consolidated Edison, Inc.                                  53,922     $    2,334
Constellation Energy Group, Inc.                           38,803          1,331
Dominion Resources, Inc.                                   74,987          4,819
DTE Energy Co.                                             41,046          1,586
Duke Energy Corp.                                         216,077          4,311
Dynegy, Inc. Class A                                       82,030            344
Edison International (a)                                   80,762          1,327
El Paso Corp.                                             153,494          1,240
Entergy Corp.                                              54,143          2,858
Exelon Corp.                                               77,989          4,664
FirstEnergy Corp.                                          71,312          2,742
FPL Group, Inc.                                            44,489          2,974
KeySpan Corp.                                              38,606          1,369
Kinder Morgan, Inc.                                        29,838          1,631
Mirant Corp. (a)                                           95,088            276
NICOR, Inc.                                                10,113            375
NiSource, Inc.                                             65,367          1,242
Peoples Energy Corp.                                        7,631            327
PG&E Corp. (a)                                            100,623          2,128
Pinnacle West Capital Corp.                                21,081            789
PPL Corp.                                                  40,668          1,749
Progress Energy, Inc.                                      58,008          2,547
Public Service Enterprise Group, Inc.                      54,522          2,304
Sempra Energy                                              50,589          1,443
Southern Co.                                              174,158          5,427
TECO Energy, Inc.                                          41,176            494
TXU Corp.                                                  75,948          1,705
Williams Cos., Inc.                                       124,937            987
Xcel Energy, Inc.                                          93,397          1,405
                                                                      ----------
                                                                          65,403
                                                                      ==========
TOTAL COMMON STOCKS
(cost $2,143,116,851)                                                 $2,167,962
                                                                      ==========

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

                                                           Par          Market
                                                          Amount        Value
                                                          (000)         (000)
                                                        ---------     ----------
GOVERNMENT AND AGENCY
  SECURITIES - 0.3%
United States Treasury Bills
  0.90% due 09/11/03 (b) (c)                            $   5,910     $    5,900
                                                                      ----------
TOTAL GOVERNMENT AND
  AGENCY SECURITIES
  (cost $5,899,362)                                                        5,900
                                                                      ----------

                                                         Shares
                                                         (000)
                                                        ---------
SHORT TERM INVESTMENTS - 6.0%
AIM Short Term Investment
  Prime Portfolio                                          81,577         81,577
Federated Money Market
  Obligations Trust                                         6,560          6,560
State Street Navigator
  Securities Lending Prime
  Portfolio (d) (Note 4)                                   47,883         47,883
                                                                      ----------
TOTAL SHORT TERM INVESTMENTS
  (cost $136,020,299)                                                    136,020
                                                                      ----------
TOTAL INVESTMENTS - 102.0%
  (identified cost $2,285,036,512)                                    $2,309,882
OTHER ASSETS AND LIABILITIES
  NET - (2.0)%                                                           (45,214)
                                                                      ----------
NET ASSETS - 100%                                                     $2,264,668
                                                                      ==========

(a)   Non-income producing security

(b) Held as collateral in connection with futures contracts purchased by the Portfolio.

(c)   Rate represents annualized yield at date of purchase.

(d) Security represents investment made with cash collateral received from securities loaned.

                                                         Number      Unrealized
                                                           of       Depreciation
                                                        Contracts       (000)
                                                        ---------   ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures
  Contracts (long) Expiration
  date 09/2003                                                392   $      2,358
                                                                    ------------
Total unrealized depreciation
  on open futures contracts
  purchased                                                         $      2,358
                                                                    ============

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
(Amounts in thousands)

ASSETS
Unaffiliated investments at market (identified cost $2,234,463) - including
  $46,643 of securities loaned (Note 2)                                       $2,258,811
Affiliated investments at market (identified cost $50,574) (Note 4)               51,071
Receivables:
  Dividends and interest                                                           2,753
                                                                               ---------
    Total assets                                                               2,312,635

LIABILITIES
Payables:
  Due upon return of securities loaned                                            47,883
  Management fees (Note 4)                                                            84
                                                                               ---------
    Total liabilities                                                             47,967
                                                                               ---------
NET ASSETS                                                                    $2,264,668
                                                                               =========
COMPOSITION OF NET ASSETS

Paid-in capital                                                               $2,242,181
Net unrealized appreciation on investments
    and futures contracts                                                         22,487
                                                                               ---------
NET ASSETS                                                                    $2,264,668
                                                                               =========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
(Amounts in thousands)

INVESTMENT INCOME
  Dividends                                                              $  17,652
  Interest                                                                     428
  Security lending income                                                       47
                                                                         ---------
    Total Investment Income                                                 18,127

EXPENSES
  Management fees (Note 4)                                 $     460
                                                           ---------
    Total Expenses                                                             460
                                                                         ---------
NET INVESTMENT INCOME                                                       17,667
                                                                         ---------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments                                                (87,027)
  Futures contracts                                           10,399
                                                           ---------
                                                                           (76,628)

Net change in unrealized appreciation (depreciation) on:
  Investments                                                297,207*
  Futures contracts                                           (1,542)
                                                           ---------
                                                                           295,665
                                                                         ---------
Net realized and unrealized gain                                           219,037
                                                                         ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $ 236,704
                                                                         =========

*Excludes unrealized appreciation of $2,385 on contributed securities.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                         For the Six Months
                                                                               Ended               For the Year
                                                                           June 30, 2003               Ended
                                                                            (Unaudited)          December 31, 2002
                                                                         ------------------      -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income                                                  $           17,667      $         34,956
  Net realized loss on investments, futures contracts,
    and withdrawals in-kind                                                         (76,628)              (70,428)
  Net change in unrealized appreciation (depreciation)                              295,665              (532,213)
                                                                         ------------------      ----------------
  Net increase (decrease) in net assets resulting from operations                   236,704              (567,685)
                                                                         ------------------      ----------------

CAPITAL TRANSACTIONS
  Proceeds from contributions                                                       308,450               557,561
  Contributions in-kind                                                              19,659                41,343
  Fair value of withdrawals                                                        (292,693)             (520,988)
  Withdrawals in-kind                                                                    --              (209,981)
                                                                         ------------------      ----------------
    Net increase (decrease) in net assets from capital transactions                  35,416              (132,065)
                                                                         ------------------      ----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                         272,120              (699,750)

NET ASSETS

Beginning of period                                                               1,992,548             2,692,298
                                                                         ------------------      ----------------
End of period                                                            $        2,264,668      $      1,992,548
                                                                         ==================      ================

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
The following table includes selected supplemental data and ratios to average net assets:

                                                For the
                                             Six Months Ended         Year            Year            Period
                                                 6/30/03              Ended          Ended            Ended
                                               (Unaudited)           12/31/02       12/31/01        12/31/00*
                                             ----------------       ----------     ----------      ----------
SUPPLEMENTAL DATA AND RATIOS:

  Net assets, end of period (in thousands)         $2,264,668       $1,992,548     $2,692,298      $2,957,271
  Ratios to average net assets:
    Operating expenses                                  0.045%+          0.045%         0.045%          0.045%+
    Net investment income                                1.73%+           1.57%          1.34%           1.14%+

  Portfolio turnover rate**                                 9%++            13%            14%             18%++

  Total return (a)                                      11.75%++        (22.16%)       (11.94%)         (2.41%)++

----------
*   The Portfolio commenced operations on March 1, 2000.
**  The Portfolio turnover rate excludes in-kind security transactions.
+   Annualized.
++  Not Annualized.

(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)


1. ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At June 30, 2003, only the Portfolio and State Street MSCI(R) EAFE(R) Index Portfolio had commenced operations. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2003 (UNAUDITED)


All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500 Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the six months ended June 30, 2003, the earned income for the Portfolio and State Street was $46,723 and $15,574, respectively.

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2003, the value of the securities loaned amounted to $46,642,751. The loans were collateralized with cash of $47,883,163, which the

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2003 (UNAUDITED)


Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio"), an affiliated investment company.

3. SECURITIES TRANSACTIONS

For the period ended June 30, 2003, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $191,416,948 and $181,101,312, respectivily. The aggregrate value of in-kind contributions and withdrawals were $19,659,189 and $0, respectively.

At June 30, 2003, the cost of investments on a book basis was $2,285,036,512. The aggregate gross unrealized appreciation and gross unrealized depreciation was $332,790,014 and $307,944,587, respectively, for all securities as computed on a book basis.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500 Index. The market value of each of these investments at June 30, 2003 is listed in the Portfolio of Investments.

During the period, the Portfolio had investment transactions executed through State Street Global Markets LLC. For the period ended June 30, 2003, the Portfolio paid brokerage commissions to State Street Global Markets LLC, of $265,675.

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Donald A. Gignac, the registrant's President, and Janine Cohen, the registrant's Treasurer, reviewed the registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on their review, Mr. Gignac and Ms. Cohen determined that the Procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS

(a)(1) N/A

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended are attached hereto.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:            /s/Donald A. Gignac
               -------------------------
               Donald A. Gignac
               President

By:            /s/Janine Cohen
               -------------------------
               Janine Cohen
               Treasurer

Date:          September 8, 2003